PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 780,282	¥ 635,864
Less: accumulated depreciation	(260,591)	(198,527)
Property and equipment, net	519,691	437,337
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	288,046	281,541
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	29,405	18,078
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	362,254	271,862
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 100,577	¥ 64,383